Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	73,699,993
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	500,236